Shareholders' Equity	12 Months Ended
Jan. 31, 2017
Share-based Compensation [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders' Equity
Share-Based Compensation
The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $596 million, $448 million and $462 million for fiscal 2017, 2016 and 2015, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $212 million, $151 million and $173 million for fiscal 2017, 2016 and 2015, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Restricted stock and performance share units	$237	$134	$157
Restricted stock units	332	292	277
Other	27	22	28
Share-based compensation expense	$596	$448	$462

The Company's shareholder-approved Stock Incentive Plan of 2015 (the "Plan") became effective June 5, 2015 and amended and restated the Company's Stock Incentive Plan of 2010. The Plan was established to grant stock options, restricted (non-vested) stock, performance share units and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.
The Plan's award types are summarized as follows:

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Restricted Stock and Performance Share Units. Restricted stock awards are for shares that vest based on the passage of time and include restrictions related to employment. Performance share units vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for these awards are generally between one and three years. Restricted stock and performance share units may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of restricted stock awards is determined on the date of grant and is expensed ratably over the vesting period. The fair value of performance share units is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of performance share units in fiscal 2017, 2016 and 2015 was 8.3%, 7.4% and 7.1%, respectively.

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Restricted Stock Units. Restricted stock units provide rights to Company stock after a specified service period; generally 50% vest three years from the grant date and the remaining 50% vest five years from the grant date. The fair value of each restricted stock unit is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock units granted in fiscal 2017, 2016 and 2015 was 9.0%, 8.7% and 9.5%, respectively.

In addition to the Plan, the Company's subsidiary in the United Kingdom has stock option plans for certain colleagues which generally vest over three years. The stock option share-based compensation expense is included in the Other line in the table above.
The following table shows the activity for restricted stock and performance share units and restricted stock units during fiscal 2017:

	Restricted Stock and Performance Share Units(1)		Restricted Stock Units
(Shares in thousands)	Shares	Weighted-Average Grant-Date Fair Value Per Share	Shares		Weighted-Average Grant-Date Fair Value Per Share
Outstanding at February 1, 2016	8,259	$72.23	17,591		$65.67
Granted	4,102	64.09	12,696		63.71
Vested/exercised	(2,073)	71.99	(4,332)		60.54
Forfeited or expired	(1,211)	71.58	(1,679)		65.95
Outstanding at January 31, 2017	9,077	$68.61	24,276	(2)	$65.52

(1)	Assumes payout rate at 100% for Performance Share Units.

(2)	Includes 3.6 million restricted stock units granted in fiscal 2017 outside of the Plan in conjunction with the acquisition of jet.com.

The following table includes additional information related to restricted stock and performance share units and restricted stock units:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Fair value of restricted stock and performance share units vested	$149	$142	$156
Fair value of restricted stock units vested	261	237	218
Unrecognized compensation cost for restricted stock and performance share units	211	133	154
Unrecognized compensation cost for restricted stock units	986	628	570
Weighted average remaining period to expense for restricted stock and performance share units (years)	1.3	1.3	1.3
Weighted average remaining period to expense for restricted stock units (years)	1.9	1.7	1.7

Share Repurchase Program
From time to time, the Company repurchases shares of its common stock under share repurchase programs authorized by the Board of Directors. The current $20.0 billion share repurchase program, as authorized by the Board of Directors on October 13, 2015, has no expiration date or other restrictions limiting the period over which the Company can make share repurchases. At January 31, 2017, authorization for $9.2 billion of share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.
The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings, its results of operations and the market price of its common stock. The following table provides, on a settlement date basis, the number of shares repurchased, average price paid per share and total cash paid for share repurchases for fiscal 2017, 2016 and 2015:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2017	2016	2015
Total number of shares repurchased	119.9	62.4	13.4
Average price paid per share	$69.18	$65.90	$75.82
Total cash paid for share repurchases	$8,298	$4,112	$1,015